RELATED PARTY TRANSACTIONS - Additional Information (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2018 shares	Apr. 30, 2015 vessel	Dec. 31, 2019 vessel	Dec. 31, 2018 vessel	Dec. 31, 2015 vessel	Jan. 31, 2019 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Number of vessels sold and leased back		8
Convertible Debt [Member]
Related Party Transaction [Line Items]
Principal amount | $							$ 200,000,000	$ 200,000,000
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Shares issued for consideration (in shares) | shares	2,000,000
Hemen Holdings Ltd [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Principal amount | $						$ 124,400,000
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back			1	8
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back		8	8		8